Schedule of Major Revenue (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Revenue	$ 6,166,460	$ 8,333,053	$ 8,985,864	$ 16,139,634	$ 21,810,317	$ 16,824,168
Revenue from construction contracts [Member]
Product Information [Line Items]
Revenue	6,166,460	8,333,053	8,981,864	16,136,155	21,805,616	16,766,550
Sale of Construction Construction Materials [Member]
Product Information [Line Items]
Revenue			$ 4,000	$ 3,479	$ 4,701	$ 57,618